Account Payables and Accrued Expenses - Lease liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Account Payables and Accrued Expenses
Interest expense	$ 28	$ 42	$ 59
Expense relating to short-term leases with payments directly charged to profit or loss	438	358	533
Expense relating to leases of low-value assets with payments directly charged to profit or loss	0	115
Expense relating to variable lease payments not included in the measurement of lease liabilities	0	0
Total cash outflows for leases	816	939	1,043
Gain on COVID-19-related rent concessions	(47)	0	(6)
Depreciation charge for right-of-use assets	349	436	514
Carrying amount of right-of-use assets at the end of the reporting period	$ 628	$ 692	$ 1,109